Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 29,942	$ 26,352
Percentage of representation	1.00	1.00
Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 25,659	$ 22,469
Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,893	1,302
Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,191	$ 366
Percentage of representation	0.040	0.014
Agricultural Products [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,092	$ 20
Agricultural Products [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	22	50
Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 2,764	$ 2,657
Percentage of representation	0.092	0.101
Office Lease And Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,930	$ 1,702
Office Lease And Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	330	311
Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 103	$ 26
Percentage of representation	0.003	0.001
Hotel Leases And Services [member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 103
Hotel Leases And Services [member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 25
Percentage of representation	0.001	0.001
Consumer Financing [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	25
Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 106
Percentage of representation		0.004
Hotel Operations [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 104
Hotel Operations [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		2
Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 4,914	$ 1,587
Percentage of representation	0.164	0.060
Disposal Of Properties [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 4,816	$ 1,531
Disposal Of Properties [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	18
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 10,031	$ 11,182
Percentage of representation	0.335	0.424
Telecommunication Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 7,214	$ 11,047
Telecommunication Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,349	135
Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 10,403
Percentage of representation		0.395
Tourism Activities [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 8,065
Tourism Activities [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		779
Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 821
Percentage of representation	0.027
Shopping Leases And Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 545
Shopping Leases And Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	15
Disposal of communication equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 10,102
Percentage of representation	0.337
Disposal of communication equipment [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 9,959
Disposal of communication equipment [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	143
Up To 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,781	1,921
Up To 3 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	64	254
Up To 3 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	294	436
Up To 3 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		26
Up To 3 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	60	15
Up To 3 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,122
Up To 3 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		1,190
Up To 3 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	241
From 3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	107	81
From 3 To 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		14
From 3 To 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	87	65
From 3 To 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	2
From 3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	502	579
Over 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	13	28
Over 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	123	143
Over 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	39
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	346
Over 6 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 369
Over 6 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 10